Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue [Abstract]
REVENUE

NOTE 15 – REVENUE

Product sales for three months ended March 31, 2023 and 2022, are shown below:

	Three months ended March 31,
	2023		2022
Concentrate sales	$		$
Gold		979,197		1,043,929
Silver		16,667		14,128
Total concentrate sales		995,864		1,058,057
Deductions to concentrate sales
Royalties		(41,931)		(44,550)
Upside participation payments		(164,907)		(166,612)
Outside processing		(50,743)		(53,961)
Subtotal – deductions to concentrate sales		(257,581)		(265,123)
Net concentrate sales		738,283		792,934
Net processing income		-		474,188
TOTAL REVENUE		$738,283		$1,267,122

For the three months ended March 31, 2023 and 2022, all revenues from concentrate sale was from concentrated sold to Asahi Refining.

Contract processing income is proceeds received for ore processed for another company. The contract agreement with the outside company for which we were processing material was terminated in October 2022.

NOTE 16 – REVENUE

Product sales for years ended December 31, 2022 and 2021 are shown below:

	Year ended December 31,
	2022	2021
Concentrate sales
Gold	$4,495,177	$6,472,006
Silver	58,529	92,876
Total concentrate sales	4,553,706	6,564,882
Deductions to concentrate sales
Royalties	(191,735)	(276,416)
Upside participation payments	(675,887)	(974,489)
Outside processing	(217,231)	(306,884)
Subtotal – deductions to concentrate sales	(1,084,853)	(1,557,789)
Net concentrate sales	3,468,853	5,007,093
Net processing income	1,162,678	2,734,822
TOTAL REVENUE	$4,631,531	$7,741,915

For the years ended December 31, 2022 and 2021, all revenues from concentrate sales was from concentrate sold to Asahi Refining. The balance due from Asahi Refining is $Nil and $265,644 which is included in accounts receivable at December 31, 2022 and 2021, respectively.

At December 31, 2022 and 2021, the Company had a receivable balance from Contract processing income of $ Nil and $ Nil. Contract processing income is proceeds received for ore processed for another company. The contract agreement with the outside company for which we were processing material was terminated in October 2022.